Liquidity (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Liquidity
Net cash outflow from operating activities	$ (3,662,588)	$ (340,501)	$ 568,405
Working Capital	3,032,675
Cash	$ 1,042,230	$ 327,111